Distribution Date:	01/18/23	BENCHMARK 2022-B35 MORTGAGE TRUST
Determination Date:	01/11/23
Next Distribution Date:	02/17/23
Record Date:	12/30/22	Commercial Mortgage Pass-Through Certificates
Series 2022-B35

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Citigroup Commercial Mortgage Securities Inc.

Certificate Factor Detail	4		Raul D. Orozco		raul.d.orozco@citi.com

Certificate Interest Reconciliation Detail	5		388 Greenwich Street Trading | New York, NY 10013 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	6
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Bond / Collateral Reconciliation - Cash Flows	7				trustadministrationgroup@wellsfargo.com
Bond / Collateral Reconciliation - Balances	8		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Current Mortgage Loan and Property Stratification	9-13	Master & Special Servicer	KeyBank National Association

Mortgage Loan Detail (Part 1)	14-15		Michael Tilden		michael_a_tilden@keybank.com
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Mortgage Loan Detail (Part 2)	16-17
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	18	Representations Reviewer

Historical Detail	19		CMBS Notices		cmbs.notices@parkbridgefinancial.com

Delinquency Loan Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Trustee	Wilmington Trust, National Association
Collateral Stratification and Historical Detail	21
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 1	22
			1100 North Market Street | Wilmington, DE 19890 | United States
Specially Serviced Loan Detail - Part 2	23
		Controlling Class	LD III Sub VII, LLC
Modified Loan Detail	24	Representative

Historical Liquidated Loan Detail	25		-

Historical Bond / Collateral Loss Reconciliation Detail	26

Interest Shortfall Detail - Collateral Level	27

Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163RBL9	3.997000%	6,816,000.00	6,168,381.26	88,756.41	20,545.85	0.00	0.00	109,302.26	6,079,624.85	30.02%	30.00%
A-2	08163RBM7	4.445225%	32,288,000.00	32,288,000.00	0.00	119,606.18	0.00	0.00	119,606.18	32,288,000.00	30.02%	30.00%
A-3-1	08163RBN5	4.285225%	34,306,500.00	34,306,500.00	0.00	122,509.22	0.00	0.00	122,509.22	34,306,500.00	30.02%	30.00%
A-3-2	08163RAA4	4.285225%	34,306,500.00	34,306,500.00	0.00	122,509.22	0.00	0.00	122,509.22	34,306,500.00	30.02%	30.00%
A-4-1	08163RBP0	4.200225%	75,000,000.00	75,000,000.00	0.00	262,514.04	0.00	0.00	262,514.04	75,000,000.00	30.02%	30.00%
A-4-2	08163RAC0	4.200225%	125,000,000.00	125,000,000.00	0.00	437,523.40	0.00	0.00	437,523.40	125,000,000.00	30.02%	30.00%
A-5	08163RBQ8	4.445225%	427,141,000.00	427,141,000.00	0.00	1,582,281.41	0.00	0.00	1,582,281.41	427,141,000.00	30.02%	30.00%
A-SB	08163RBR6	4.445225%	10,975,000.00	10,975,000.00	0.00	40,655.28	0.00	0.00	40,655.28	10,975,000.00	30.02%	30.00%
A-S	08163RBT2	4.445225%	74,583,000.00	74,583,000.00	0.00	276,281.82	0.00	0.00	276,281.82	74,583,000.00	23.02%	23.00%
B	08163RBU9	4.445225%	49,278,000.00	49,278,000.00	0.00	182,543.15	0.00	0.00	182,543.15	49,278,000.00	18.39%	18.38%
C	08163RBV7	4.445225%	53,274,000.00	53,274,000.00	0.00	197,345.75	0.00	0.00	197,345.75	53,274,000.00	13.38%	13.38%
D	08163RAS5	2.500000%	33,296,000.00	33,296,000.00	0.00	69,366.67	0.00	0.00	69,366.67	33,296,000.00	10.26%	10.25%
E	08163RAU0	2.500000%	26,637,000.00	26,637,000.00	0.00	55,493.75	0.00	0.00	55,493.75	26,637,000.00	7.76%	7.75%
F	08163RAW6	3.445225%	15,982,000.00	15,982,000.00	0.00	45,884.65	0.00	0.00	45,884.65	15,982,000.00	6.25%	6.25%
G	08163RAY2	3.445225%	13,319,000.00	13,319,000.00	0.00	38,239.12	0.00	0.00	38,239.12	13,319,000.00	5.00%	5.00%
H	08163RBA3	3.445225%	11,986,000.00	11,986,000.00	0.00	34,412.05	0.00	0.00	34,412.05	11,986,000.00	3.88%	3.88%
J*	08163RBC9	3.445225%	41,288,136.00	41,288,136.00	0.00	118,539.09	0.00	0.00	118,539.09	41,288,136.00	0.00%	0.00%
VRR	08163RBK1	4.445225%	56,077,692.00	56,043,606.80	4,671.39	207,605.35	0.00	0.00	212,276.74	56,038,935.41	0.00%	0.00%
S	08163RBF2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08163RBG0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,121,553,828.00	1,120,872,124.06	93,427.80	3,933,856.00	0.00	0.00	4,027,283.80	1,120,778,696.26

X-A	08163RBS4	0.084198%	745,833,000.00	745,185,381.26	0.00	52,285.75	0.00	0.00	52,285.75	745,096,624.85

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-D	08163RAG1	1.945225%	59,933,000.00	59,933,000.00	0.00	97,152.62	0.00	0.00	97,152.62	59,933,000.00
X-F	08163RAJ5	1.000000%	15,982,000.00	15,982,000.00	0.00	13,318.33	0.00	0.00	13,318.33	15,982,000.00
X-G	08163RAL0	1.000000%	13,319,000.00	13,319,000.00	0.00	11,099.17	0.00	0.00	11,099.17	13,319,000.00
X-H	08163RAN6	1.000000%	11,986,000.00	11,986,000.00	0.00	9,988.33	0.00	0.00	9,988.33	11,986,000.00
X-J	08163RAQ9	1.000000%	41,288,136.00	41,288,136.00	0.00	34,406.78	0.00	0.00	34,406.78	41,288,136.00
Notional SubTotal			888,341,136.00	887,693,517.26	0.00	218,250.98	0.00	0.00	218,250.98	887,604,760.85

Deal Distribution Total					93,427.80	4,152,106.98	0.00	0.00	4,245,534.78

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and
	dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in
	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163RBL9	904.98551350	13.02177377	3.01435593	0.00000000	0.00000000	0.00000000	0.00000000	16.03612969	891.96373973
A-2	08163RBM7	1,000.00000000	0.00000000	3.70435394	0.00000000	0.00000000	0.00000000	0.00000000	3.70435394	1,000.00000000
A-3-1	08163RBN5	1,000.00000000	0.00000000	3.57102065	0.00000000	0.00000000	0.00000000	0.00000000	3.57102065	1,000.00000000
A-3-2	08163RAA4	1,000.00000000	0.00000000	3.57102065	0.00000000	0.00000000	0.00000000	0.00000000	3.57102065	1,000.00000000
A-4-1	08163RBP0	1,000.00000000	0.00000000	3.50018720	0.00000000	0.00000000	0.00000000	0.00000000	3.50018720	1,000.00000000
A-4-2	08163RAC0	1,000.00000000	0.00000000	3.50018720	0.00000000	0.00000000	0.00000000	0.00000000	3.50018720	1,000.00000000
A-5	08163RBQ8	1,000.00000000	0.00000000	3.70435386	0.00000000	0.00000000	0.00000000	0.00000000	3.70435386	1,000.00000000
A-SB	08163RBR6	1,000.00000000	0.00000000	3.70435353	0.00000000	0.00000000	0.00000000	0.00000000	3.70435353	1,000.00000000
A-S	08163RBT2	1,000.00000000	0.00000000	3.70435381	0.00000000	0.00000000	0.00000000	0.00000000	3.70435381	1,000.00000000
B	08163RBU9	1,000.00000000	0.00000000	3.70435387	0.00000000	0.00000000	0.00000000	0.00000000	3.70435387	1,000.00000000
C	08163RBV7	1,000.00000000	0.00000000	3.70435391	0.00000000	0.00000000	0.00000000	0.00000000	3.70435391	1,000.00000000
D	08163RAS5	1,000.00000000	0.00000000	2.08333343	0.00000000	0.00000000	0.00000000	0.00000000	2.08333343	1,000.00000000
E	08163RAU0	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	08163RAW6	1,000.00000000	0.00000000	2.87102052	0.00000000	0.00000000	0.00000000	0.00000000	2.87102052	1,000.00000000
G	08163RAY2	1,000.00000000	0.00000000	2.87102035	0.00000000	0.00000000	0.00000000	0.00000000	2.87102035	1,000.00000000
H	08163RBA3	1,000.00000000	0.00000000	2.87102036	0.00000000	0.00000000	0.00000000	0.00000000	2.87102036	1,000.00000000
J	08163RBC9	1,000.00000000	0.00000000	2.87102062	0.00000000	0.00000000	0.00000000	0.00000000	2.87102062	1,000.00000000
VRR	08163RBK1	999.39217898	0.08330211	3.70210225	0.00000000	0.00000000	0.00000000	0.00000000	3.78540436	999.30887687
S	08163RBF2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08163RBG0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08163RBS4	999.13168398	0.00000000	0.07010383	0.00000000	0.00000000	0.00000000	0.00000000	0.07010383	999.01268092
X-D	08163RAG1	1,000.00000000	0.00000000	1.62102047	0.00000000	0.00000000	0.00000000	0.00000000	1.62102047	1,000.00000000
X-F	08163RAJ5	1,000.00000000	0.00000000	0.83333312	0.00000000	0.00000000	0.00000000	0.00000000	0.83333312	1,000.00000000
X-G	08163RAL0	1,000.00000000	0.00000000	0.83333358	0.00000000	0.00000000	0.00000000	0.00000000	0.83333358	1,000.00000000
X-H	08163RAN6	1,000.00000000	0.00000000	0.83333306	0.00000000	0.00000000	0.00000000	0.00000000	0.83333306	1,000.00000000
X-J	08163RAQ9	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	12/01/22 - 12/30/22	30	0.00	20,545.85	0.00	20,545.85	0.00	0.00	0.00	20,545.85	0.00
A-2	12/01/22 - 12/30/22	30	0.00	119,606.18	0.00	119,606.18	0.00	0.00	0.00	119,606.18	0.00
A-3-1	12/01/22 - 12/30/22	30	0.00	122,509.22	0.00	122,509.22	0.00	0.00	0.00	122,509.22	0.00
A-3-2	12/01/22 - 12/30/22	30	0.00	122,509.22	0.00	122,509.22	0.00	0.00	0.00	122,509.22	0.00
A-4-1	12/01/22 - 12/30/22	30	0.00	262,514.04	0.00	262,514.04	0.00	0.00	0.00	262,514.04	0.00
A-4-2	12/01/22 - 12/30/22	30	0.00	437,523.40	0.00	437,523.40	0.00	0.00	0.00	437,523.40	0.00
A-5	12/01/22 - 12/30/22	30	0.00	1,582,281.41	0.00	1,582,281.41	0.00	0.00	0.00	1,582,281.41	0.00
A-SB	12/01/22 - 12/30/22	30	0.00	40,655.28	0.00	40,655.28	0.00	0.00	0.00	40,655.28	0.00
X-A	12/01/22 - 12/30/22	30	0.00	52,285.75	0.00	52,285.75	0.00	0.00	0.00	52,285.75	0.00
X-D	12/01/22 - 12/30/22	30	0.00	97,152.62	0.00	97,152.62	0.00	0.00	0.00	97,152.62	0.00
X-F	12/01/22 - 12/30/22	30	0.00	13,318.33	0.00	13,318.33	0.00	0.00	0.00	13,318.33	0.00
X-G	12/01/22 - 12/30/22	30	0.00	11,099.17	0.00	11,099.17	0.00	0.00	0.00	11,099.17	0.00
X-H	12/01/22 - 12/30/22	30	0.00	9,988.33	0.00	9,988.33	0.00	0.00	0.00	9,988.33	0.00
X-J	12/01/22 - 12/30/22	30	0.00	34,406.78	0.00	34,406.78	0.00	0.00	0.00	34,406.78	0.00
A-S	12/01/22 - 12/30/22	30	0.00	276,281.82	0.00	276,281.82	0.00	0.00	0.00	276,281.82	0.00
B	12/01/22 - 12/30/22	30	0.00	182,543.15	0.00	182,543.15	0.00	0.00	0.00	182,543.15	0.00
C	12/01/22 - 12/30/22	30	0.00	197,345.75	0.00	197,345.75	0.00	0.00	0.00	197,345.75	0.00
D	12/01/22 - 12/30/22	30	0.00	69,366.67	0.00	69,366.67	0.00	0.00	0.00	69,366.67	0.00
E	12/01/22 - 12/30/22	30	0.00	55,493.75	0.00	55,493.75	0.00	0.00	0.00	55,493.75	0.00
F	12/01/22 - 12/30/22	30	0.00	45,884.65	0.00	45,884.65	0.00	0.00	0.00	45,884.65	0.00
G	12/01/22 - 12/30/22	30	0.00	38,239.12	0.00	38,239.12	0.00	0.00	0.00	38,239.12	0.00
H	12/01/22 - 12/30/22	30	0.00	34,412.05	0.00	34,412.05	0.00	0.00	0.00	34,412.05	0.00
J	12/01/22 - 12/30/22	30	0.00	118,539.09	0.00	118,539.09	0.00	0.00	0.00	118,539.09	0.00
VRR	12/01/22 - 12/30/22	30	0.00	207,605.35	0.00	207,605.35	0.00	0.00	0.00	207,605.35	0.00
Totals			0.00	4,152,106.98	0.00	4,152,106.98	0.00	0.00	0.00	4,152,106.98	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information

Total Available Distribution Amount	4,245,534.78
Non-VRR Interest Available Funds (1)	4,033,258.04
VRR Interest Available Funds (1)	212,276.74
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,306,935.82	Master Servicing Fee	7,680.56
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,553.24
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	482.60
ARD Interest	0.00	Operating Advisor Fee	1,206.49
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	212.34
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,306,935.82	Total Fees	16,425.23

Principal		Expenses/Reimbursements
Scheduled Principal	93,427.80	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	93,427.80	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	138,403.57

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,152,106.98
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	93,427.80
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,245,534.78
Total Funds Collected	4,400,363.62	Total Funds Distributed	4,400,363.58

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,120,872,124.83	1,120,872,124.83	Beginning Certificate Balance	1,120,872,124.06
(-) Scheduled Principal Collections	93,427.80	93,427.80	(-) Principal Distributions	93,427.80
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,120,778,697.03	1,120,778,697.03	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,120,872,124.83	1,120,872,124.83	Ending Certificate Balance	1,120,778,696.26
Ending Actual Collateral Balance	1,120,778,697.03	1,120,778,697.03

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.77)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.77)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.45%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or less	12	78,300,115.76	6.99%	106	4.9017	2.053379	1.49 or less	15	442,246,076.03	39.46%	111	4.8546	1.132066
10,000,000 to 19,999,999	14	191,168,241.77	17.06%	95	4.6448	2.126327	1.50 to 1.99	8	193,983,656.57	17.31%	107	4.7155	1.783399
20,000,000 to 29,999,999	2	52,335,351.74	4.67%	111	4.5248	3.125441	2.00 to 2.49	10	200,826,770.55	17.92%	109	4.9975	2.337716
30,000,000 to 39,999,999	5	178,974,987.76	15.97%	102	3.8589	2.378791	2.50 to 2.99	2	112,950,000.00	10.08%	108	2.7866	2.809482
40,000,000 to 49,999,999	5	213,000,000.00	19.00%	111	4.6163	1.825729	3.00 or greater	9	170,772,193.88	15.24%	89	3.6368	3.353056
50,000,000 to 59,999,999	2	100,000,000.00	8.92%	112	5.2675	1.748563	Totals	44	1,120,778,697.03	100.00%	106	4.4622	1.968290
60,000,000 or greater	4	307,000,000.00	27.39%	110	4.2081	1.582085
Totals	44	1,120,778,697.03	100.00%	106	4.4622	1.968290
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	4	14,010,843.55	1.25%	109	4.8318	1.921853	Pennsylvania	2	13,031,647.45	1.16%	111	4.6755	1.823432
Arizona	3	27,592,373.31	2.46%	111	4.9046	1.657751	South Carolina	2	13,336,542.94	1.19%	110	4.3067	1.959218
Arkansas	1	6,595,554.38	0.59%	110	3.9000	1.450000	Tennessee	3	11,032,069.10	0.98%	110	3.9059	2.278692
California	4	267,190,000.00	23.84%	110	4.1692	2.407393	Texas	8	27,567,136.29	2.46%	97	5.1078	1.611717
Colorado	2	62,100,000.00	5.54%	111	5.1977	1.278261	Virginia	3	10,724,426.31	0.96%	110	3.8962	2.097323
Delaware	1	222,136.67	0.02%	112	4.5800	1.440000	Washington	1	29,685,351.74	2.65%	111	4.9100	2.420000
Florida	1	2,520,000.00	0.22%	111	4.9900	1.800000	Washington, DC	1	46,800,000.00	4.18%	111	4.6000	1.871049
Georgia	2	10,408,541.03	0.93%	112	5.1800	1.400000	West Virginia	1	989,027.91	0.09%	112	4.5800	1.440000
Illinois	13	53,871,495.96	4.81%	110	4.0038	1.728131	Wisconsin	8	25,648,519.04	2.29%	100	4.5628	1.716027
Indiana	8	31,420,610.16	2.80%	108	3.9701	3.651422	Totals	127	1,120,778,697.03	100.00%	106	4.4622	1.968290
Iowa	2	10,976,067.85	0.98%	110	3.8961	1.546510
									Property Type³
Kansas	1	3,447,118.95	0.31%	110	3.8647	2.330000
Kentucky	1	530,895.09	0.05%	112	4.5800	1.440000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	6	15,904,138.60	1.42%	112	4.5800	1.440000		Properties	Balance	Agg. Bal.			DSCR¹
Maine	1	420,404.23	0.04%	112	4.5800	1.440000	Industrial	40	185,293,987.77	16.53%	106	4.0581	1.930156
Maryland	3	30,630,969.04	2.73%	111	5.1611	2.056705	Lodging	8	86,858,243.04	7.75%	107	5.0146	2.701758
Michigan	18	59,007,691.94	5.26%	74	3.8301	3.190362	Mixed Use	3	102,667,600.00	9.16%	111	5.3822	2.362145
Minnesota	3	17,970,025.69	1.60%	101	3.8582	1.975212	Multi-Family	6	26,249,935.01	2.34%	112	5.3353	1.347318
Mississippi	1	14,160,000.00	1.26%	51	5.4000	1.840000	Office	18	532,881,160.00	47.55%	104	4.2185	1.830864
Nevada	2	15,754,214.56	1.41%	111	4.4535	1.392537	Other	5	11,100,240.00	0.99%	72	3.7780	3.300000
New Hampshire	1	7,633,958.40	0.68%	110	3.8647	2.330000	Retail	43	167,077,531.24	14.91%	111	4.7158	1.671254
New Jersey	6	150,638,064.73	13.44%	106	4.9081	1.113155	Self Storage	4	8,650,000.00	0.77%	111	4.9900	1.800000
New York	7	117,019,000.01	10.44%	110	4.3840	1.619315	Totals	127	1,120,778,697.03	100.00%	106	4.4622	1.968290
North Carolina	1	1,171,173.08	0.10%	71	3.7330	3.250000
Ohio	6	20,768,699.05	1.85%	110	3.9218	1.713241

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.9999 or less	14	404,218,987.76	36.07%	100	3.4499	2.607940	12 months or less	40	1,078,053,697.03	96.19%	108	4.5053	1.916128
	4.0000 to 4.9999	12	317,664,286.74	28.34%	111	4.6486	1.753585	13 months or greater	4	42,725,000.00	3.81%	74	3.3743	3.284476
	5.000 or greater	18	398,895,422.53	35.59%	109	5.3395	1.491086	Totals	44	1,120,778,697.03	100.00%	106	4.4622	1.968290
	Totals	44	1,120,778,697.03	100.00%	106	4.4622	1.968290
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	78 months or less	6	105,328,247.70	9.40%	65	3.9986	3.063046	Interest Only	33	988,707,922.76	88.22%	106	4.3757	1.923910
79 months to 114 months		38	1,015,450,449.33	90.60%	111	4.5103	1.854736	358 or Less	11	132,070,774.27	11.78%	109	5.1097	2.300531
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	1,120,778,697.03	100.00%	106	4.4622	1.968290	Totals	44	1,120,778,697.03	100.00%	106	4.4622	1.968290
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		20	374,985,427.12	33.46%	103	4.8114	2.421137				None
	12 months or less	24	745,793,269.91	66.54%	108	4.2866	1.740598
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	1,120,778,697.03	100.00%	106	4.4622	1.968290
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10237508	OF	Los Angeles	CA	Actual/360	2.776%	265,339.33	0.00	0.00	01/06/32	01/06/35	01/06/32	111,000,000.00	111,000,000.00	01/06/23
2A	10236720	MU	Los Angeles	CA	Actual/360	5.425%	233,576.39	0.00	0.00	N/A	05/06/32	--	50,000,000.00	50,000,000.00	01/06/23
2B	10236721				Actual/360	5.425%	186,861.11	0.00	0.00	N/A	05/06/32	--	40,000,000.00	40,000,000.00	01/06/23
2C	10236726				Actual/360	5.425%	46,715.28	0.00	0.00	N/A	05/06/32	--	10,000,000.00	10,000,000.00	01/06/23
3A	10237509	IN	Various	Various	Actual/360	3.865%	122,560.49	0.00	0.00	N/A	03/06/32	--	36,828,193.88	36,828,193.88	01/06/23
3B	10237510				Actual/360	3.865%	122,560.49	0.00	0.00	N/A	03/06/32	--	36,828,193.88	36,828,193.88	01/06/23
4	10237511	OF	Bronx	NY	Actual/360	4.660%	284,907.22	0.00	0.00	N/A	04/06/32	--	71,000,000.00	71,000,000.00	01/06/23
5A	10235790	IN	Various	Various	Actual/360	3.900%	121,969.97	0.00	0.00	N/A	03/06/32	--	36,318,600.00	36,318,600.00	01/06/23
5B	10235791				Actual/360	3.900%	100,750.00	0.00	0.00	N/A	03/06/32	--	30,000,000.00	30,000,000.00	01/06/23
6	10237512	OF	Morris Plains	NJ	Actual/360	5.240%	293,294.44	0.00	0.00	N/A	05/06/32	--	65,000,000.00	65,000,000.00	01/06/23
7	10237513	OF	Denver	CO	Actual/360	5.205%	268,925.00	0.00	0.00	N/A	04/01/32	--	60,000,000.00	60,000,000.00	01/06/23
8A	10237514	Various Detroit		MI	Actual/360	3.778%	48,799.17	0.00	0.00	N/A	01/01/29	--	15,000,000.00	15,000,000.00	01/01/23
8B	10237515				Actual/360	3.778%	126,877.83	0.00	0.00	N/A	01/01/29	--	39,000,000.00	39,000,000.00	01/01/23
9	10237516	OF	Holmdel	NJ	Actual/360	5.110%	220,013.89	0.00	0.00	N/A	05/06/32	--	50,000,000.00	50,000,000.00	01/06/23
10	10237527	OF	WA	DC	Actual/360	4.600%	185,380.00	0.00	0.00	N/A	04/06/32	--	46,800,000.00	46,800,000.00	01/06/23
11	10237529	RT	Vacaville	CA	Actual/360	4.740%	188,573.00	0.00	0.00	N/A	05/06/32	--	46,200,000.00	46,200,000.00	01/06/23
12	10237531	RT	Various	Various	Actual/360	4.580%	157,755.56	0.00	0.00	N/A	05/01/32	--	40,000,000.00	40,000,000.00	01/01/23
13	10237534	OF	Chicago	IL	Actual/360	3.720%	128,133.33	0.00	0.00	N/A	02/06/32	--	40,000,000.00	40,000,000.00	01/06/23
14	10237535	LO	Seattle	WA	Actual/360	4.910%	125,654.00	33,746.41	0.00	N/A	04/06/32	--	29,719,098.15	29,685,351.74	01/06/23
15	10235838	LO	Various	IN	Actual/360	4.020%	78,406.75	0.00	0.00	N/A	05/06/32	--	22,650,000.00	22,650,000.00	01/06/23
16	10237536	IN	Various	Various	Actual/360	3.733%	58,584.77	0.00	0.00	N/A	12/06/28	--	18,225,000.00	18,225,000.00	01/06/23
17	10237537	IN	Various	Various	Actual/360	4.964%	75,206.53	0.00	0.00	N/A	04/06/32	--	17,594,000.00	17,594,000.00	01/06/23
18	10237538	MF	Various	NY	Actual/360	5.450%	82,128.47	0.00	0.00	N/A	05/06/32	--	17,500,000.00	17,500,000.00	01/06/23
19A	10237539	OF	NY	NY	Actual/360	2.792%	25,243.97	0.00	0.00	N/A	01/09/32	--	10,500,000.00	10,500,000.00	01/09/23
19B	10237540				Actual/360	2.792%	14,470.81	0.00	0.00	N/A	01/09/32	--	6,019,000.00	6,019,000.00	01/09/23
20	10237541	LO	Aberdeen	MD	Actual/360	6.081%	83,171.36	13,591.53	0.00	N/A	04/01/32	--	15,883,257.90	15,869,666.37	01/06/23
21	10237542	OF	Jackson	MS	Actual/360	5.400%	65,844.00	0.00	0.00	N/A	04/06/27	--	14,160,000.00	14,160,000.00	01/06/23
22	10237543	RT	Carson City	NV	Actual/360	4.543%	53,496.98	0.00	0.00	N/A	04/06/32	--	13,675,000.00	13,675,000.00	01/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
23	10237544	RT	Robbinsville	NJ	Actual/360	5.256%	59,742.23	13,750.30	0.00	N/A	05/01/32	--	13,199,784.67	13,186,034.37	01/01/23
24	10237545	RT	Peoria	AZ	Actual/360	5.530%	59,524.31	0.00	0.00	N/A	05/06/32	--	12,500,000.00	12,500,000.00	01/01/23
25	10237546	OF	Plainsboro	NJ	Actual/360	2.838%	30,547.92	0.00	0.00	11/06/26	04/06/31	--	12,500,000.00	12,500,000.00	01/06/23
26A	10235762	RT	NY	NY	Actual/360	3.388%	29,320.32	0.00	0.00	N/A	12/06/31	--	10,050,000.00	10,050,000.00	01/01/23
26B	10235763				Actual/360	3.388%	5,689.02	0.00	0.00	N/A	12/06/31	--	1,950,000.00	1,950,000.00	01/01/23
27	10237547	RT	Augusta	GA	Actual/360	5.180%	46,477.16	11,049.82	0.00	N/A	05/06/32	--	10,419,590.85	10,408,541.03	01/06/23
28	10237548	RT	Carson	CA	Actual/360	4.440%	38,195.10	0.00	0.00	N/A	04/06/32	--	9,990,000.00	9,990,000.00	01/06/23
29	10237549	IN	Houston	TX	Actual/360	5.607%	45,868.38	0.00	0.00	N/A	05/01/32	--	9,500,000.00	9,500,000.00	01/01/23
30	10237550	RT	Mobile	AL	Actual/360	5.070%	39,850.83	9,931.09	0.00	N/A	05/06/32	--	9,127,886.92	9,117,955.83	01/06/23
31	10237551	SS	Various	Various	Actual/360	4.990%	37,168.57	0.00	0.00	N/A	04/06/32	--	8,650,000.00	8,650,000.00	01/06/23
32	10237552	LO	Phoenix	AZ	Actual/360	5.030%	28,154.03	0.00	0.00	N/A	05/06/32	--	6,500,000.00	6,500,000.00	01/06/23
33	10237553	LO	Gainesville	TX	Actual/360	5.770%	32,043.66	5,971.20	0.00	N/A	04/06/27	--	6,449,218.90	6,443,247.70	01/06/23
34	10237554	LO	Uniontown	PA	Actual/360	5.670%	27,905.27	5,387.45	0.00	N/A	05/06/32	--	5,715,364.68	5,709,977.23	01/06/23
35	10237555	MF	Simpsonville	SC	Actual/360	4.890%	24,212.02	0.00	0.00	N/A	04/06/32	--	5,749,935.00	5,749,935.00	01/06/23
36	10237556	OF	Baltimore	MD	Actual/360	4.665%	22,776.86	0.00	0.00	N/A	04/06/32	--	5,670,000.00	5,670,000.00	01/06/23
37	10237557	MF	Carbondale	IL	Actual/360	5.520%	14,260.00	0.00	0.00	N/A	05/06/32	--	3,000,000.00	3,000,000.00	01/06/23
Totals							4,306,935.82	93,427.80	0.00				1,120,872,124.83	1,120,778,697.03
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	24,749,186.32	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	33,207,176.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	2,837,289.12	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	6,495,793.99	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5B	0.00	6,495,793.99	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	1,327,965.88	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	3,232,547.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	14,090,638.19	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	3,660,708.03	04/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	5,298,321.90	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	4,785,982.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	4,170,622.38	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	787,019.76	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	968,728.59	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19A	0.00	69,865,653.57	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19B	0.00	69,865,653.57	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	1,132,456.00	01/01/22	09/30/22	--	0.00	0.00	76,464.00	76,464.00	0.00	0.00
22	0.00	672,089.51	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	16,503,774.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26A	0.00	2,057,083.70	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	759,248.29	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	751,177.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	403,411.75	04/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	319,831.40	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	0.00	274,438,151.94				0.00	0.00	76,464.00	76,464.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹									Prepayments				Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications			Curtailments		Payoff		Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		#	Amount	#	Amount		Coupon	Remit	WAM¹
Date
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	4.462174%	4.445157%	106
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	4.462242%	4.445225%	107
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	4.462321%	4.445302%	108
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	4.462388%	4.445369%	109
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	4.462466%	4.445446%	110
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	4.462532%	4.445513%	111
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	4.462599%	4.445578%	112
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	4.462675%	4.446057%	113
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0		0
0 - 6 Months		0	0		0		0
7 - 12 Months		0	0		0		0
13 - 24 Months		0	0		0		0
25 - 36 Months		0	0		0		0
37 - 48 Months		0	0		0		0
49 - 60 Months		20,603,248	20,603,248		0		0
> 60 Months		1,100,175,449	1,100,175,449		0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Jan-23	1,120,778,697	1,120,778,697	0		0	0	0
Dec-22	1,120,872,125	1,120,872,125	0		0	0	0
Nov-22	1,120,978,466	1,120,978,466	0		0	0	0
Oct-22	1,121,070,989	1,121,070,989	0		0	0	0
Sep-22	1,121,176,458	1,121,176,458	0		0	0	0
Aug-22	1,121,268,085	1,121,268,085	0		0	0	0
Jul-22	1,121,359,296	1,121,359,296	0		0	0	0
Jun-22	1,121,463,502	1,121,463,502	0		0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28